Share Capital (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of classes of share capital

Authorised share capital:	2021 £’000	2020 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2021 No.	£’000	2020 No.	£’000
Class A ordinary shares	37,841,734	756	28,823,893	577
Class B ordinary shares	17,876,722	358	20,455,733	409
Class C ordinary shares	—	—	5,648,543	113
Ordinary shares of £0.02 each	55,718,456	1,114	54,928,169	1,099